2. Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Accounting Policies [Abstract]
Property useful life			3 to 7 years		3 to 7 years
Options outstanding	0		0		0
Cash in excess of FDIC limit	$ 0		$ 0		$ 0	$ 0
Finished Goods Inventory	1,445		1,445		7,256	0
Impairment charges			0		$ 0	$ 0
Grant income	$ 0	$ 0	$ 2,000	$ 0